Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue	$ 5,193	$ 3,923	$ 12,790	$ 9,172
Cost of goods sold	589	701	2,023	1,442
Gross profit	4,604	3,222	10,767	7,730
Operating expenses:
Research and development	9,367	4,808	21,871	15,091
Sales and marketing	4,689	3,030	11,430	8,881
General and administrative	9,025	3,495	17,498	8,425
Loss from operations	(18,477)	(8,111)	(40,032)	(24,667)
Interest income	116	49	187	75
Interest expense	(4)		(13)
Loss on equity issuance			(4,171)	0
Other expense, net	(13)	(31)	(56)	(71)
Loss before income taxes	(1,286)	(8,093)	(23,521)	(24,642)
Income tax expense			8	3
Net loss available to common stockholders	(1,286)	(8,093)	(23,529)	(24,645)
Deemed dividend related to Series B-2 preferred stock down round provision			(2,981)
Undeclared dividends on Series A preferred stock	(458)		(458)
Net loss attributable to common stockholders	$ (1,744)	$ (8,093)	$ (26,968)	$ (24,645)
Net loss per share, basic (in dollars per share)	$ (0.13)	$ (25.95)	$ (5.68)	$ (82.17)
Net loss per share, diluted (in dollars per share)	$ (0.13)	$ (25.95)	$ (5.68)	$ (82.17)
Weighted average common shares outstanding, basic (in shares)	13,173,422	311,823	4,749,849	299,936
Weighted average common shares outstanding, diluted (in shares)	13,173,422	311,823	4,749,849	299,936
Tranche and warrant liability
Operating expenses:
Gain (loss) on derivatives	$ (2,812)		$ 660	$ 21
Contingent earnout liability
Operating expenses:
Gain (loss) on derivatives	$ 19,904		$ 19,904	$ 0